Net Loss Per Share Attributable to Common Stockholders - Summary of Dilutive Securities excluded from Computation of Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Outstanding shares of potentially dilutive securities were excluded from the computation of the diluted net loss per share	1,931,632	4,127,480	4,143,873	3,897,137
Convertible Preferred Stock on An as-converted Basis
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Outstanding shares of potentially dilutive securities were excluded from the computation of the diluted net loss per share		2,617,386	2,617,386	2,617,386
Unvested RSAs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Outstanding shares of potentially dilutive securities were excluded from the computation of the diluted net loss per share	4,204	8,407	8,407	12,610
Stock Options to Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Outstanding shares of potentially dilutive securities were excluded from the computation of the diluted net loss per share	1,927,428	1,498,377	1,514,770	1,263,831
Common Stock Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Outstanding shares of potentially dilutive securities were excluded from the computation of the diluted net loss per share		3,310	3,310	3,310